Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated November 24, 2020

to the Prospectus and Statement of Additional Information (“SAI”)

dated April 30, 2020, as supplemented to date

Effective immediately, Matthew Schwab will no longer serve as a portfolio manager of the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio. Accordingly, effective immediately, all references to Mr. Schwab in the Prospectus and SAI are deleted in their entirety. Oliver Bunn and Federico Gilly continue to serve as portfolio managers for the Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio.

Also, effective June 30, 2021, Michael E. Stack will no longer serve as a portfolio manager of the Global Atlantic Wellington Research Managed Risk Portfolio. Accordingly, effective June 30, 2021, all references to Mr. Stack in the Prospectus and SAI are deleted in their entirety. Mary Pryshlak, Jonathan White and Loren Moran (with respect to the capital appreciation and income portion) and Adam Schenck, Maria Schiopu and Anthony Nese (with respect to the managed risk portion) will continue to serve as portfolio managers for the Global Atlantic Wellington Research Managed Risk Portfolio.

This Supplement and the Summary Prospectuses, Prospectus, and SAI provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling Shareholder Services at 1-877-355-1820.

Please retain this Supplement for future reference.

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